Supplemental Financial Information	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Supplemental Financial Information [Line Items]
Supplemental Balance Sheet Disclosures [Text Block]	Supplemental Financial Information

Accounts receivable and Inventories are as follows at September 30, 2019 and December 31, 2018:

	September 30,	December 31,
$ in millions	2019	2018
Accounts receivable, net:
Customer receivables	$51.1	$55.8
Unbilled revenue	15.2	16.8
Amounts due from affiliates	0.2	—
Due from PJM transmission enhancement settlement	2.4	16.5
Other	1.3	2.3
Provision for uncollectible accounts	(0.4)	(0.9)
Total accounts receivable, net	$69.8	$90.5

Inventories, at average cost:
Fuel and limestone	$3.0	$1.9
Materials and supplies	10.0	8.3
Other	—	0.5
Total inventories, at average cost	$13.0	$10.7

Accumulated Other Comprehensive Income / (Loss)
The amounts reclassified out of Accumulated Other Comprehensive Income / (Loss) by component during the three and nine months ended September 30, 2019 and 2018 are as follows:

Details about Accumulated Other Comprehensive Income / (Loss) components	Affected line item in the Condensed Consolidated Statements of Operations	Three months ended		Nine months ended
		September 30,		September 30,
$ in millions		2019	2018	2019	2018
Gains and losses on cash flow hedges (Note 5):
	Interest expense	$(0.3)	$(0.3)	$(0.9)	$(0.9)
	Income tax benefit / (expense)	(0.1)	0.1	—	0.3
	Net of income taxes	(0.4)	(0.2)	(0.9)	(0.6)

	Loss from discontinued operations	—	—	—	4.3
	Income tax benefit from discontinued operations	(0.4)	—	(0.4)	(1.5)
	Net of income taxes	(0.4)	—	(0.4)	2.8

Amortization of defined benefit pension items (Note 8):
	Other expense	0.1	0.2	0.2	0.5
	Income tax benefit	(0.1)	(0.1)	(0.1)	(0.1)
	Net of income taxes	—	0.1	0.1	0.4

Total reclassifications for the period, net of income taxes		$(0.8)	$(0.1)	$(1.2)	$2.6

The changes in the components of Accumulated Other Comprehensive Income / (Loss) during the nine months ended September 30, 2019 are as follows:

$ in millions	Gains / (losses) on cash flow hedges	Change in unfunded pension and postretirement benefit obligation	Total
Balance at January 1, 2019	$17.0	$(14.8)	$2.2

Other comprehensive loss before reclassifications	(1.0)	—	(1.0)
Amounts reclassified from AOCI to earnings	(1.3)	0.1	(1.2)
Net current period other comprehensive income / (loss)	(2.3)	0.1	(2.2)

Balance at September 30, 2019	$14.7	$(14.7)	$—

Operating expenses - other
Operating expenses - other generally includes gains or losses on asset sales or dispositions, insurance recoveries, gains or losses on the sale of businesses and other expense or income from miscellaneous transactions. The components of Operating expenses - other are summarized as follows:

	Three months ended		Nine months ended
	September 30,		September 30,
$ in millions	2019	2018	2019	2018
Loss on disposal and sale of businesses	$—	$—	$—	$11.7
Fixed-asset impairment	—	1.6	—	2.8
Other	—	—	0.9	0.1
Net other expense / (income)	$—	$1.6	$0.9	$14.6

Additional Financial Information Disclosure [Text Block]

	December 31,
$ in millions	2018	2017
Accounts receivable, net
Customer receivables	$55.8	$45.2
Unbilled revenue	16.8	18.0
Due from PJM transmission enhancement settlement (a)	16.5	—
Other	2.3	2.5
Provisions for uncollectible accounts	(0.9)	(1.1)
Total accounts receivable, net	$90.5	$64.6

Inventories, at average cost
Fuel and limestone	$1.9	$4.1
Materials and supplies	8.3	8.1
Other	0.5	0.5
Total inventories, at average cost	$10.7	$12.7

(a) - See Note 3 – Regulatory Matters for more information.

Accumulated Other Comprehensive Income / (Loss)
The amounts reclassified out of Accumulated Other Comprehensive Income / (Loss) by component during the years ended December 31, 2018, 2017 and 2016 are as follows:

Details about Accumulated Other Comprehensive Income / (Loss) Components	Affected line item in the Consolidated Statements of Operations	Years ended December 31,
$ in millions		2018	2017	2016
Gains and losses on equity securities (Note 5):
	Other deductions	$—	$(0.1)	$—
	Income tax expense	—	—	—
	Net of income taxes	—	(0.1)	—

Gains and losses on cash flow hedges (Note 6):
	Interest expense	(1.2)	(1.0)	(1.0)
	Income tax benefit	0.4	0.3	0.5
	Net of income taxes	(0.8)	(0.7)	(0.5)

	Gain / (loss) from discontinued operations	4.4	(11.4)	(45.4)
	Tax benefit / (expense) from discontinued operations	(1.2)	4.1	16.2
	Net of income taxes	3.2	(7.3)	(29.2)

Amortization of defined benefit pension items (Note 9):
	Other income	0.8	1.5	1.6
	Income tax expense	(0.2)	(0.5)	(0.6)
	Net of income taxes	0.6	1.0	1.0

Total reclassifications for the period, net of income taxes		$3.0	$(7.1)	$(28.7)

The changes in the components of Accumulated Other Comprehensive Income / (Loss) during the years ended December 31, 2018 and 2017 are as follows:

$ in millions	Gains / (losses) on equity securities	Gains / (losses) on cash flow hedges	Change in unfunded pension obligation	Total
Balance at December 31, 2016	$0.6	$13.1	$(13.4)	$0.3

Other comprehensive income / (loss) before reclassifications	0.5	9.6	(2.5)	7.6
Amounts reclassified from accumulated other comprehensive income / (loss)	(0.1)	(8.0)	1.0	(7.1)
Net current period other comprehensive income / (loss)	0.4	1.6	(1.5)	0.5

Balance at December 31, 2017	1.0	14.7	(14.9)	0.8

Other comprehensive loss before reclassifications	—	(0.1)	(0.5)	(0.6)
Amounts reclassified from accumulated other comprehensive income to earnings	—	2.4	0.6	3.0
Net current period other comprehensive income	—	2.3	0.1	2.4

Amounts reclassified from accumulated other comprehensive income to accumulated deficit (a)	(1.0)	—	—	(1.0)

Balance at December 31, 2018	$—	$17.0	$(14.8)	$2.2

(a)
ASU 2016-01 “Recognition and Measurement of Financial Assets and Financial Liabilities” was effective as of January 1, 2018. This ASU requires the change in the fair value of equity instruments to be recorded in income rather than in OCI. Equity Instruments were defined to include all mutual funds, regardless of the underlying investments. Therefore, as of January 1, 2018, AOCI of $1.6 million ($1.0 million net of tax) was reversed to Accumulated Deficit.

Supplemental Financial Information

Accounts receivable and Inventories are as follows at September 30, 2019 and December 31, 2018:

	September 30,	December 31,
$ in millions	2019	2018
Accounts receivable, net:
Customer receivables	$51.1	$55.8
Unbilled revenue	15.2	16.8
Amounts due from affiliates	0.2	—
Due from PJM transmission enhancement settlement	2.4	16.5
Other	1.3	2.3
Provision for uncollectible accounts	(0.4)	(0.9)
Total accounts receivable, net	$69.8	$90.5

Inventories, at average cost:
Fuel and limestone	$3.0	$1.9
Materials and supplies	10.0	8.3
Other	—	0.5
Total inventories, at average cost	$13.0	$10.7

	December 31,
$ in millions	2018	2017
Accounts receivable, net
Customer receivables	$55.8	$45.2
Unbilled revenue	16.8	18.0
Due from PJM transmission enhancement settlement (a)	16.5	—
Other	2.3	2.5
Provisions for uncollectible accounts	(0.9)	(1.1)
Total accounts receivable, net	$90.5	$64.6

Inventories, at average cost
Fuel and limestone	$1.9	$4.1
Materials and supplies	8.3	8.1
Other	0.5	0.5
Total inventories, at average cost	$10.7	$12.7